UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/07

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            07/18/07


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$595606
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1566 37732.00 SH       SOLE                 37732.00
Aflac Inc                      COM              001055102    18438 358725.00SH       SOLE                358725.00
Alliance Resource Partners     COM              01877R108      302  7190.00 SH       SOLE                  7190.00
Altria Group Inc               COM              02209S103      420  5988.00 SH       SOLE                  5988.00
American Int'l Group           COM              026874107    16529 236029.00SH       SOLE                236029.00
Amphenol Corporation           COM              032095101      266  7450.00 SH       SOLE                  7450.00
Apache Corp                    COM              037411105    19045 233423.00SH       SOLE                233423.00
BP Amoco Plc Sponsored Adr     COM              055622104      303  4198.00 SH       SOLE                  4198.00
Bank of America Corp           COM              060505104    17099 349745.00SH       SOLE                349745.00
Berkshire Hills Bancorp        COM              084680107      693 21990.00 SH       SOLE                 21990.00
Boeing Co                      COM              097023105      276  2875.00 SH       SOLE                  2875.00
Bristol Myers Squibb           COM              110122108      791 25064.00 SH       SOLE                 25064.00
Cameco Corp                    COM              13321L108    12581 247950.00SH       SOLE                247950.00
Canadian National Railway      COM              136375102     1612 31655.00 SH       SOLE                 31655.00
Carnival Corp                  COM              143658300     5342 109543.00SH       SOLE                109543.00
Chevron Corp                   COM              166764100      355  4211.00 SH       SOLE                  4211.00
Chittenden Corp                COM              170228100      935 26743.00 SH       SOLE                 26743.00
Cisco                          COM              17275R102    18871 677603.00SH       SOLE                677603.00
Citigroup Inc                  COM              172967101    19183 374008.00SH       SOLE                374008.00
Coca Cola Co                   COM              191216100    23810 455167.00SH       SOLE                455167.00
ConocoPhillips                 COM              20825C104      259  3297.00 SH       SOLE                  3297.00
Costco Warehouse Corp          COM              22160K105     2118 36190.00 SH       SOLE                 36190.00
Dominion Resources Inc         COM              25746U109      240  2775.00 SH       SOLE                  2775.00
Dow Chemical Co                COM              260543103      416  9400.00 SH       SOLE                  9400.00
Duke Energy Corp               COM              26441C105      303 16548.00 SH       SOLE                 16548.00
Dupont                         COM              263534109      230  4520.00 SH       SOLE                  4520.00
EMC Corp                       COM              268648102    18921 1045357.00SH      SOLE               1045357.00
Electronics For Imaging        COM              286082102      485 17200.00 SH       SOLE                 17200.00
ExxonMobil Corp                COM              30231G102    29420 350736.00SH       SOLE                350736.00
First Horizon Natl Corp        COM              320517105      205  5250.00 SH       SOLE                  5250.00
Freightcar America Inc         COM              357023100      287  6000.00 SH       SOLE                  6000.00
General Electric               COM              369604103    30405 794288.00SH       SOLE                794288.00
Glaxosmithkline Adr            COM              37733W105     7487 142959.00SH       SOLE                142959.00
Golden Star Resources          COM              38119T104      371 100000.00SH       SOLE                100000.00
Goldman Sachs                  COM              38141G104      225  1040.00 SH       SOLE                  1040.00
Google Inc-CL A                COM              38259P508    16289 31163.00 SH       SOLE                 31163.00
Halliburton Co                 COM              406216101      278  8050.00 SH       SOLE                  8050.00
Hampden Bancorp, Inc           COM              40867E107      126 11225.00 SH       SOLE                 11225.00
Harvest Natural Resources      COM              41754V103      354 29700.00 SH       SOLE                 29700.00
Hershey Foods                  COM              427866108    11219 221635.00SH       SOLE                221635.00
IShares Biotech                COM              464287556    19925 255061.00SH       SOLE                255061.00
IShares Yen                    COM              23130A102      731  9000.00 SH       SOLE                  9000.00
Intel Corp                     COM              458140100     4331 182437.00SH       SOLE                182437.00
Intuit Inc                     COM              461202103    13374 444605.00SH       SOLE                444605.00
Johnson & Johnson              COM              478160104    23126 375302.00SH       SOLE                375302.00
Kinder Morgan Energy           COM              494550106      345  6250.00 SH       SOLE                  6250.00
L-3 Communications             COM              502424104      497  5100.00 SH       SOLE                  5100.00
Lowes                          COM              548661107    10117 329663.00SH       SOLE                329663.00
MannKind                       COM              56400P201      308 25000.00 SH       SOLE                 25000.00
Manor Care, Inc                COM              564055101    18805 288025.00SH       SOLE                288025.00
Manulife Financial Corp        COM              56501R106      397 10638.00 SH       SOLE                 10638.00
Merck & Co Inc                 COM              589331107      341  6850.00 SH       SOLE                  6850.00
Microsoft Corp                 COM              594918104    17546 595392.00SH       SOLE                595392.00
Minnesota Mng & Mfg            COM              88579Y101    14116 162646.00SH       SOLE                162646.00
Moody's Corp                   COM              615369105      638 10250.00 SH       SOLE                 10250.00
National Healthcare            COM              636328106        6 30000.00 SH       SOLE                 30000.00
Nokia Corp Sponsored ADR       COM              654902204    12712 452231.00SH       SOLE                452231.00
Novartis Sponsored Adr         COM              66987V109    13011 232055.00SH       SOLE                232055.00
Nucor Corporation              COM              670346105     2840 48420.00 SH       SOLE                 48420.00
Oracle Corp                    COM              68389X105    18099 918248.00SH       SOLE                918248.00
Paychex Inc                    COM              704326107    12801 327225.00SH       SOLE                327225.00
Pengrowth Energy               COM              706902509      304 15900.00 SH       SOLE                 15900.00
Pfizer Inc                     COM              717081103      335 13117.00 SH       SOLE                 13117.00
Pinnacle West Cap              COM              723484101      246  6175.00 SH       SOLE                  6175.00
Pnc Finl Svcs Group            COM              693475105      340  4750.00 SH       SOLE                  4750.00
Procter & Gamble               COM              742718109    19591 320169.00SH       SOLE                320169.00
Progress Energy Inc            COM              743263105      321  7050.00 SH       SOLE                  7050.00
Progressive Corporation        COM              743315103     1283 53600.00 SH       SOLE                 53600.00
Quantum Corp                   COM              747906204      158 50000.00 SH       SOLE                 50000.00
Republic Services, Inc.        COM              760759100      675 22022.00 SH       SOLE                 22022.00
Semiconductor Holders Trust    COM              816636203      495 13000.00 SH       SOLE                 13000.00
Southern Co                    COM              842587107      690 20137.00 SH       SOLE                 20137.00
Southwest Airlines             COM              844741108     7221 484300.00SH       SOLE                484300.00
Spdr Tr Unit Ser 1             COM              78462F103     3223 21423.00 SH       SOLE                 21423.00
Spectra Energy Capital         COM              847560109      202  7770.00 SH       SOLE                  7770.00
Staples Inc                    COM              855030102      416 17550.00 SH       SOLE                 17550.00
Sun Microsystems               COM              866810104      343 65200.00 SH       SOLE                 65200.00
Suncor Energy                  COM              867229106     1248 13875.00 SH       SOLE                 13875.00
TXU Corp                       COM              873168108      345  5125.00 SH       SOLE                  5125.00
Target Corp                    COM              87612E106      498  7825.00 SH       SOLE                  7825.00
Technology Sector              COM              81369Y803     4517 176450.00SH       SOLE                176450.00
Textron Inc                    COM              883203101      215  1950.00 SH       SOLE                  1950.00
Time Warner Inc                COM              887317105     9956 473188.00SH       SOLE                473188.00
Toll Bros Inc                  COM              889478103     1998 80000.00 SH       SOLE                 80000.00
Trinidad Energy Services       COM              89635P100      215 14000.00 SH       SOLE                 14000.00
United Financial Bancorp       COM              91030R103      162 11475.00 SH       SOLE                 11475.00
United Healthgroup Inc         COM              91324P102    17860 349228.00SH       SOLE                349228.00
United Parcel Svc Cl B         COM              911312106    14740 201920.00SH       SOLE                201920.00
United Technologies            COM              913017109     1451 20455.00 SH       SOLE                 20455.00
Verizon Communications         COM              92343V104      487 11834.00 SH       SOLE                 11834.00
WW Wrigley                     COM              982526105    18371 332152.00SH       SOLE                332152.00
Wal-Mart Stores Inc            COM              931142103     3310 68809.00 SH       SOLE                 68809.00
Walt Disney                    COM              254687106    21971 643543.00SH       SOLE                643543.00
Waypoint Biomedical Holdings   COM              946755204        2 32000.00 SH       SOLE                 32000.00
Xcel Energy Inc                COM              98389B100      297 14525.00 SH       SOLE                 14525.00
